UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                      12/24/08
------------------------------------------------------------------------------
    [Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE OF        CUSIP         VALUE     SHARES     SH/ PUT/  INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS                       (x$1000)    PRN  AMT   PRN CALL  DSCRETN MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALPHATEC HOLDINGS INC          COM             02081G102     5,345   1,161,984     SH       SOLE     N/A     1,161,984
ALTUS PHARMACEUTICALS INC      COM             02216N105       824     748,742     SH       SOLE     N/A       748,742
AVIGEN INC                     COM             053690103     1,888     472,065     SH       SOLE     N/A       472,065
BIOMARIN PHARMACEUTICAL INC    COM             09061G101       524      19,787     SH       SOLE     N/A        19,787
CADENCE PHARMACEUTICALS INC    COM             12738T100       506      57,035     SH       SOLE     N/A        57,035
CYPRESS BIOSCIENCES INC        COM PAR $.02    232674507     9,902   1,347,203     SH       SOLE     N/A     1,347,203
DECODE GENETICS INC            COM             243586104       195     499,146     SH       SOLE     N/A       499,146
DENDREON CORP                  COM             24823Q107     2,083     364,806     SH       SOLE     N/A       364,806
DENDREON CORP                  COM             24823Q107     5,871   1,028,200    PUT       SOLE     N/A     1,028,200
EMISPHERE TECHNOLOGIES INC     COM             291345106     2,863   1,431,621     SH       SOLE     N/A     1,431,621
INTROGEN THERAPEUTICS INC      COM             46119F107        79     125,743     SH       SOLE     N/A       125,743
JAZZ PHARMACEUTICALS INC       COM             472147107       808     163,589     SH       SOLE     N/A       163,589
MEDIVATION INC                 COM             58501N101     4,945     186,878     SH       SOLE     N/A       186,878
OREXIGEN THERAPEUTICS INC      COM             686164104     1,194     110,624     SH       SOLE     N/A       110,624
PROSHARES TR                   ULTRA XIN CH25  74347R321     1,340      14,258     SH       SOLE     N/A        14,258
SANGAMO BIOSCIENCES INC        COM             800677106     1,499     194,612     SH       SOLE     N/A       194,612

                                                       16               39,866

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         16
Form 13F Information Table Value Total:         39,866
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE